ORGANIZATION AND BUSINESS (Details) NOK / shares in Units, $ / shares in Units, $ in Thousands, NOK in Millions		1 Months Ended								2 Months Ended	3 Months Ended				4 Months Ended	12 Months Ended
	Mar. 31, 2015 USD ($) company $ / shares shares	Feb. 29, 2016 USD ($) shares	Feb. 29, 2016 NOK NOK / shares shares	Apr. 30, 2015 USD ($)	Mar. 31, 2015 USD ($) company $ / shares shares	Sep. 30, 2014 USD ($) company $ / shares shares	May 31, 2014 vessel	Apr. 30, 2014 USD ($) dwt company vessel shares	Dec. 31, 2007	Oct. 31, 2014 company	Mar. 31, 2016 USD ($)	Sep. 30, 2015	Mar. 31, 2015 USD ($) $ / shares shares	Sep. 30, 2014 vessel $ / shares	Sep. 30, 2014 vessel $ / shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2012 vessel	Dec. 31, 2010 vessel	Dec. 31, 2009 vessel	Dec. 31, 2006	Dec. 31, 2016 vessel	Feb. 01, 2016	Sep. 15, 2014 $ / shares	Apr. 30, 2014 $ / shares	Apr. 30, 2014 t	Feb. 28, 1997
Business background [Line Items]
Number of owned vessels																46
Number of owned vessels in a joint venture	1				1								1
Number of Newbuilding Contracts																10
Pre-delivery installments																$ 24,600
Other capitalized costs																$ 3,700
percentage ownership of the joint venture																100.00%
Sale Leaseback Transaction, Historical Cost				$ 272,000
Number of subsidiaries																1	1
Charter term, total												10 years										10 years
Number of vessels acquired upon the merger with the Former Golden Ocean	29				29								29
Number of vessels disposed of									1										3
Purchase of vessels | vessel																				2	2
Number of SPCs acquired					12													13
Number of companies involved in the merger	2				2								2
Number of shares issued as consideration | shares					6,200,000
Cash acquired upon purchase of SPC's																$ 0	$ 108,645	$ 68,560
Number of Vessels Chartered-In	4				4								4			10
Number of vessels under operating lease from third parties																1	3
number of vessels leased out under capital leases to third parties																15	13						1
Vessels leased out,Fixed Rate Time Charter																6	6						6
Shares issued (in shares) | shares		68,700,000	68,700,000
Net proceeds from share issuance											$ 205,400					$ 205,355	$ 0	$ 0
Proceeds From Issuance Of Private Placement, Gross											208,000
Payments of Stock Issuance Costs											$ 2,600
Number of Capesize newbuildings delivered													5				2
Number of vessels leased out index linked time charters																10	9						10
Number Of Vessels Operate In The Spot Market | vessel																							41
Common Stock [Member]
Business background [Line Items]
Number of shares issued as consideration | shares								3,100,000
Frontline 2012 [Member]
Business background [Line Items]
Number of SPCs acquired | company	12				12	13		5
Capesize drybulk size range								180,000																			180,000
Cash acquired upon purchase of SPC's						$ 25,100		$ 43,400
Number of Capesize newbuildings delivered							2	3		3				2	3
Frontline 2012 [Member] | Common Stock [Member]
Business background [Line Items]
Number of shares issued as consideration | shares	6,200,000					6,200,000		3,100,000
Shares Issued, Price Per Share | $ / shares	$ 20.5				$ 20.5	$ 57.55							$ 20.5	$ 57.55	$ 57.55											$ 62.70
Merger with former Golden Ocean [Member]
Business background [Line Items]
Vessels in fleet	72				72								72
Former Golden Ocean [Member] | Merger with former Golden Ocean [Member] | Common Stock [Member]
Business background [Line Items]
Business Combination, Number of Shares Issued net of cancellations | shares	12,300,090				12,300,090								12,300,090
Ship Finance International Ltd [Member]
Business background [Line Items]
Number of Vessels Chartered-In																8
Ship Finance International Ltd [Member] | KSL China, Battersea, Belgravia, Golden Future, Golden Zhejiang, Golden Zhoushan, Golden Beijing and Golden Magnum [Member]
Business background [Line Items]
Sale Leaseback Transaction, Historical Cost				$ 272,000
Number of vessels sold and leased back				8								8					8
Frontline 2012 [Member]
Business background [Line Items]
Number of SPCs acquired | company					12	13		5
Capesize drybulk size range | t																											180,000
Cash acquired upon purchase of SPC's						$ 25,100		$ 43,400
Value of cash acquired under common control transaction	$ 108,600				$ 108,600								$ 108,600
Frontline 2012 [Member] | Common Stock [Member]
Business background [Line Items]
Number of shares issued as consideration | shares					6,200,000	6,200,000		3,100,000					6,200,000
Shares Issued, Price Per Share | $ / shares	$ 20.5				$ 20.5								$ 20.5												$ 57.55	$ 62.7
Capesize Vessels [Member]
Business background [Line Items]
Number of owned vessels																		13
Capesize Newbuildings [Member]
Business background [Line Items]
number of vessels under construction																		26
Supramax Newbuildings [Member]
Business background [Line Items]
number of vessels under construction	4				4								4
VLCC [Member]
Business background [Line Items]
Number of owned vessels																												5
United Freight Carriers [Member]
Business background [Line Items]
Equity Method Investment, Ownership Percentage																50.00%	50.00%
Capesize Chartering Ltd [Member]
Business background [Line Items]
Equity Method Investment, Ownership Percentage	20.00%				20.00%								20.00%			25.00%	20.00%							20.00%
Noncontrolling Interest, Ownership Percentage by Parent																25.00%
Golden Lyderhorn [Member]
Business background [Line Items]
Put option on vessels																	$ 9,500
Proceeds from sale of vessels																$ 3,500
Newcastlemax Newbuildings [Member]
Business background [Line Items]
Number of Newbuilding Contracts																	2
Supramax Newbuildings [Member]
Business background [Line Items]
Number of Newbuilding Contracts																2	3
Secured Debt [Member]
Business background [Line Items]
Loan drawdowns																$ 142,200	$ 215,975
Capesize Chartering Ltd [Member]
Business background [Line Items]
Number Of Vessels Participate In Revenue Sharing Agreement | vessel																							18
Private Placement [Member] | Common Stock [Member]
Business background [Line Items]
Shares issued (in shares) | shares																68,736,800
Subsequent Offering [Member] | Common Stock [Member]
Business background [Line Items]
Shares issued (in shares) | shares																2,673,858
Common Stock [Member]
Business background [Line Items]
Shares issued (in shares) | shares																71,430,612	18,522,116	9,929,897.8
Common Stock [Member] | Private Placement [Member]
Business background [Line Items]
Proceeds from (Repurchase of) Equity		$ 200,000	NOK 1,700.0
Shares Issued, Price Per Share | NOK / shares			NOK 25.00
Shares issued (in shares) | shares		68,736,800	68,736,800
Common Stock [Member] | Subsequent Offering [Member]
Business background [Line Items]
Proceeds from (Repurchase of) Equity		$ 7,800	NOK 66.8
Sale Of Stock, Number Of Shares Authorized | shares		6,873,680	6,873,680
Shares Issued, Price Per Share | NOK / shares			NOK 25.00
Sale Of Stock, Consideration Receivable Threshold On Transaction		$ 20,000	NOK 171.8
Shares issued (in shares) | shares		2,673,858	2,673,858